Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Contract Balances [Abstract]
Increase in gross trade and other receivables	₱ 4,291
Decrease in contract assets	28
Contract liabilities and unearned revenues	3,493
Noncurrent portion of contract liabilities and unearned revenues	7,615	₱ 3,558
Non current portion of contract liabilities and unearned revenues to obtain contracts		4,042
Current portion of contract liabilities and unearned revenues	9,499	10,063
CurrentPortionOfContractLiabilitiesAndUnearnedRevenuesToObtainContracts		817
Noncurrent portion of capitalized commissions	5,125
Current portion of capitalized commissions	1,161
Amortization of capitalized commissions	₱ 980	₱ 556	₱ 251